Nature of operations	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements [Abstract]
Nature of operations	Nature of operations
B2Gold Corp. (“B2Gold” or the “Company”) is a Vancouver-based gold producer with three operating mines. The Company operates the Fekola Mine in Mali, the Masbate Mine in the Philippines and the Otjikoto Mine in Namibia. The Company has a 50% joint operation interest in the Gramalote gold project in Colombia (the "Gramalote Project"). The Company holds an approximately 25% interest in Calibre Mining Corp. ("Calibre") and an approximately 19% interest in BeMetals Corp. ("BeMetals"). In addition, the Company has a portfolio of evaluation and exploration assets in a number of countries including Mali, Uzbekistan and Finland.

B2Gold is a public company listed on the Toronto Stock Exchange (the "TSX") under the symbol “BTO”, the NYSE American LLC exchange under the symbol “BTG” and the Namibian Stock Exchange under the symbol “B2G”. B2Gold’s head office is located at Suite 3400, Park Place, 666 Burrard Street, Vancouver, British Columbia, V6C 2X8.